Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Bank Borrowings
Current		$ 26,905
Non-current	$ 418
Total	$ 418	$ 26,905
Weighted average interest rate for outstanding bank borrowings (as a percent)	1.15%	1.08%